Note 4 - Acquisition of Primero Mining Corp.	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
4.
ACQUISITION OF PRIMERO MINING CORP.

Description of the Transaction

On
May 10, 2018,
First Majestic completed the acquisition of all of the issued and outstanding common shares (the "Arrangement") of Primero Mining Corp. pursuant to the terms and conditions of an arrangement agreement (the “Arrangement Agreement”) between First Majestic and Primero dated
January 11, 2018.
Under the terms of the Arrangement Agreement, First Majestic issued an aggregate of
6,418,594
common shares to Primero shareholders, on the basis of
0.03325
of a First Majestic common share for each Primero common share (the "Exchange Ratio").

The Arrangement also provided for the issuance by First Majestic of an aggregate of
221,908
replacement stock options (the "Replacement Options") to the holders of outstanding Primero stock options, at exercise prices adjusted by the Exchange Ratio. Under the Arrangement, all existing warrants of Primero also became exercisable to acquire First Majestic shares at exercise prices adjusted by the Exchange Ratio ("Replacement Warrants"). After the effective date of the Arrangement, such warrants are exercisable for an aggregate of
366,124
common shares of the Company. The fair value of the Replacement Options and Replacement Warrants, determined using a Black-Scholes valuation model, resulted in a nominal value as the exercise prices of the options and warrants are significantly out-of-the-money based on the Exchange Ratio and underlying share price.

With this transaction, First Majestic added the San Dimas Silver/Gold Mine which is located approximately
130
km northwest of Durango, Durango State, Mexico. The mine is accessible via a
40
minute flight from Durango to the mine’s airstrip. The operation consists of an underground mine and a mill with a
2,500
tpd capacity.

Concurrently and in connection and as part of the Arrangement, First Majestic terminated the pre-existing silver purchase agreement with Wheaton Precious Metals Corp. and its subsidiary, Wheaton Precious Metals International Ltd. (“WPMI”), relating to the San Dimas Mine and entered into a new precious metal purchase agreement (the “New Stream Agreement”) with WPMI and FM Metal Trading (Barbados) Inc., a wholly-owned subsidiary of First Majestic. Pursuant to the New Stream Agreement, WPMI is entitled to receive
25%
of the gold equivalent production (based on a fixed exchange ratio of
70
silver ounces to
1
gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of
$600
(subject to a
1%
annual inflation adjustment) and the prevailing market price, for each gold ounce delivered under the New Stream Agreement. As part of the restructuring of the stream agreement, WPMI received
20,914,590
common shares of First Majestic with an aggregate fair market value of approximately
$143.1
 million based on the closing price of First Majestic common shares on
May 9, 2018
of
$6.84.
The final common share purchase consideration was determined based on the closing market price of First Majestic’s common shares on the day before the closing date of the Arrangement.

Management has concluded that Primero constitutes a business and, therefore, the acquisition is accounted for in accordance with IFRS
3
- Business Combinations. For the purpose of these consolidated financial statements, the purchase consideration has been allocated on a preliminary basis based on management’s best estimates at the time these consolidated financial statements were prepared. The Company is continuing its review to determine the recoverability of value added tax receivables that are in arrears (see Note
12
) and the outcome of the APA Ruling (see Note
26
) during the allowable measurement period, which shall
not
exceed
one
year from the acquisition date. Any future changes to the purchase price allocation may
also result in adjustments to mining interests and deferred income taxes.

Consideration and Purchase Price Allocation

Total consideration for the acquisition was valued at
$187.0
million on the acquisition date. The preliminary purchase price allocation, which is subject to final adjustments, is estimated as follows:

Total Consideration
6,418,594 First Majestic shares to Primero shareholders at $6.84 (CAD$8.80) per share	$43,903
20,914,590 First Majestic shares to WPM at $6.84 (CAD$8.80) per share	143,056
$186,959

Allocation of Purchase Price
Cash and cash equivalents	$3,871
Value added taxes receivable	27,508
Inventories	15,628
Mining interests	178,183
Property, plant and equipment	122,815
Deposit on non-current assets	60
Non-current income taxes receivable	19,342
Other working capital items	(23,792)
Income taxes payable	(2,888)
Debt facilities	(106,110)
Decommissioning liabilities	(4,095)
Other non-current liabilities	(4,678)
Deferred tax liabilities	(38,885)
Net assets acquired	$186,959

The fair value of acquired receivables is equal to their gross contractual amount at the acquisition date.

Total transaction costs of
$4.9
million related to the acquisition were expensed during the year.

As at the acquisition date, Primero Empresa Minera S.A. de C.V. ("PEM"), the subsidiary that owns
100%
of the San Dimas Silver/Gold Mine, has available non-capital tax loss carryforwards of
$47.1
million.

Financial and operating results of Primero are included in the Company’s consolidated financial statements effective
May 10, 2018.
During the year ended
December
31,
2018,
the acquisition of Primero contributed
$102.5
million of revenue and
$7.5
 million of net earnings to the Company since
May 10, 2018.

Had the business combination been effected at
January 1, 2018,
pro forma revenues and net loss of the Company for the year ended
December
31,
2018
would have been
$374.7
million and
$189.8
million, respectively.